Property and Equipment (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consists of the following (in thousands):

	June 30, 2024	December 31, 2023
Laboratory equipment	$6,944	$6,280
Computer equipment and software	621	702
Leasehold improvements	61	61
Furniture and fixtures	462	452
Office equipment	196	196
Construction in process	4,417	150
Total property and equipment	12,701	7,841
Less: Accumulated depreciation	(6,029)	(5,728)
Property and equipment, net	$6,672	$2,113

Property and equipment consists of the following (in thousands):

	December 31,
	2023	2022
Laboratory equipment	$6,280	$6,001
Computer equipment and software	702	697
Leasehold improvements	61	57
Furniture and fixtures	452	453
Office equipment	196	192
Construction in process	150	599
Total property and equipment	7,841	7,999
Less accumulated depreciation	(5,728)	(5,205)
Property and equipment, net	$2,113	$2,794